Supplemental Information On Oil, Natural Gas, And NGL Producing Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 a MBoe $ / bbl $ / MMBTU	Dec. 31, 2016 a MBoe $ / bbl $ / MMBTU	Dec. 31, 2015 MBoe $ / bbl $ / MMBTU	Apr. 14, 2016 a	Dec. 31, 2014 MBoe
Reserve Quantities [Line Items]
Total proved reserves | MBoe	231,309	13,057	2,484		419
Proved reserves | MBoe	79,585	13,057	2,484
Unproved leashold acquired, net | a	23,400	62,461		5,791
Oil (mbbl)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	51.34	42.64	50.16
Natural Gas (mmcf)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / MMBTU	2.98	2.48	2.59
NGLs (mbbl)
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	19.00	15.26	17.53